Acquisition (Schedule of Pro Forma Information) (Details) - American Phoenix Acquisition [Member] $ in Thousands	3 Months Ended
Mar. 31, 2014 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 1,024,570
Net Income	$ 31,073